Financial Assets and Liabilities - Summary of Impact of Hedging Instruments (Detail) ₱ in Millions	12 Months Ended
	Dec. 31, 2019 PHP (₱) USD ($)	Dec. 31, 2018 PHP (₱) USD ($)
Foreign currency exchange risk [Member] | Derivative Financial Liabilities – Net of Current Portion [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ (24)
Line item in our Consolidated Statements of Financial Position	Derivative financial liabilities – net of current portion
Foreign currency exchange risk [Member] | Current Portion of Derivative Financial Liabilities [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ (24)
Line item in our Consolidated Statements of Financial Position	Current portion of derivative financial liabilities
Foreign currency exchange risk [Member] | Current Portion of Derivative Financial Assets [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ 3	₱ 13
Line item in our Consolidated Statements of Financial Position	Current portion of derivative financial assets	Current portion of derivative financial assets
Foreign currency exchange risk [Member] | Long Term Currency Swaps | Derivative Financial Assets – Net of Current Portion [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	37	46
Carrying Amount	₱ 1	₱ 83
Line item in our Consolidated Statements of Financial Position	Derivative financial assets – net of current portion	Derivative financial assets – net of current portion
Interest rate risk [member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	233,000,000	323,000,000
Carrying Amount		₱ 227
Interest rate risk [member] | Interest Rate Swap1
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	233,000,000	323,000,000
Carrying Amount	₱ 1	₱ 57
Line item in our Consolidated Statements of Financial Position	Derivative financial assets – net of current portion	Derivative financial assets – net of current portion
Interest rate risk [member] | Current Portion of Derivative Financial Assets [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ 31	₱ 170
Line item in our Consolidated Statements of Financial Position	Current portion of derivative financial assets	Current portion of derivative financial assets
Interest rate risk [member] | Derivative Financial Liabilities – Net of Current Portion [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ (1)
Line item in our Consolidated Statements of Financial Position	Derivative financial liabilities – net of current portion
Interest rate risk [member] | Current Portion of Derivative Financial Liabilities [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ (31)
Line item in our Consolidated Statements of Financial Position	Current portion of derivative financial liabilities